Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Common stock subject to possible redemption, shares	18,421,231	18,431,618
Common stock subject to possible redemption value per share	$ 10.10	$ 10.10
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	7,472,248	7,461,861
Common stock, shares outstanding	7,472,248	7,461,861
Previously Reported
Common stock subject to possible redemption, shares		18,663,171
Common stock, shares issued		7,230,308
Common stock, shares outstanding		7,230,308